LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense	The components of lease expense during the period presented were as follows:
Year Ended
December 31, 2019

Operating lease expense	$3,110
Short-term lease expense	786
Total lease expense	$3,896

Schedule of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases during the period presented was as follows:

Year Ended
December 31, 2019
(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,602
ROU assets obtained in exchange for lease liabilities:
Operating leases	$10,063

Schedule of Lease Term and Discount Rate Related to Operating Leases

Lease term and discount rate related to operating leases as of the period presented were as follows:

December 31, 2019
Weighted-average remaining lease term (in years)	8.4
Weighted-average discount rate	7.5%

Schedule of Maturities of Operating Lease Liabilities

The maturities of lease liabilities under operating leases as of December 31, 2019 are as follows:

2020	4,127
2021	4,139
2022	4,153
2023	3,892
2024	3,600
Thereafter	12,568
Total undiscounted lease payments	$32,479
Less: Imputed interest	(7,946)
Total lease liabilities	$24,533

Schedule of Opearting Minimum Lease Payments

The aggregate minimum lease commitments under operating leases as of December 31, 2018 are as follows:

(U.S. $ in thousands)
Year ending December 31:
2019	$1,457
2020	2,478
2021	2,486
2022	2,495
2023 and thereafter	12,528
$21,444